Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
A reconciliation of the components of basic and diluted net income per common share is presented in the table below:

	Three Months Ended March 31,
	2013			2012
	Income	Shares	Per Share	Income	Shares	Per Share
	(In thousands, except share data)
Basic:
Net income	$44,559	72,830,215	$0.61	$26,869	55,626,208	$0.48
Effect of dilutive securities:
Stock options and awards	—	504,633		—	621,401
Diluted:
Net income	$44,559	73,334,848	$0.61	$26,869	56,247,609	$0.48

There were no potential shares of common stock that were considered anti-dilutive for the three months ended March 31, 2013 and 2012.

EARNINGS PER SHARE
A reconciliation of the components of basic and diluted net income per common share is presented in the table below:

	2012			2011			2010
	Income	Shares	Per Share	Income	Shares	Per Share	Income	Shares	Per Share
Basic:
Net income	$68,371,000	55,933,354	$1.22	$108,422,000	48,754,840	$2.22	$47,363,000	43,863,190	$1.08
Effect of dilutive securities:
Stock options and awards	—	484,134		—	452,123		—	392,902
Diluted:
Net income	$68,371,000	56,417,488	$1.21	$108,422,000	49,206,963	$2.20	$47,363,000	44,256,092	$1.07

There were no potential shares of common stock that were considered anti-dilutive for the years ended December 31, 2012, 2011 and 2010.